Long-term debt	12 Months Ended
Jan. 31, 2013
Long-term debt [Text Block]	NOTE 6 – Long-term debt

Note payable to Ford Credit payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. Principal balance at January 31, 2013 and 2012 is $17,394 and $22,024, respectively. Carrying amount of a vehicle that serves as collateral is $21,928 and $29,447 at January 31, 2013 and 2012, respectively.

The following is a summary of the principal maturities of long-term debt during the next five years:

For the twelve months ended January 31,
2014	$5,089
2015	5,594
2016	6,149
2017	562
2018	-
17,394
Less current maturities	(5,089)
$12,305